Trade payables - Summary of Trade Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade payables
License fee payables for capitalized sports data rights - current	€ 202,013	€ 148,638
Other trade payables and accrued expenses - current	57,654	56,356
Trade payables current	259,667	204,994
License fee payables for capitalized sports data rights - non-current	908,437	264,530
Other trade payables - non-current	62	135
Trade payables non-current	908,499	264,665
Total	€ 1,168,166	€ 469,659